Summary of Significant Accounting Policies (Details 8) (USD $) In Thousands, unless otherwise specified	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended			5 Months Ended	12 Months Ended		3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended	5 Months Ended	12 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended	5 Months Ended	12 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended	5 Months Ended	12 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended	5 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	May 24, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2010 Predecessor Maximum [Member]	Sep. 30, 2013 Medicare	Sep. 30, 2012 Medicare	Dec. 31, 2011 Medicare	Sep. 30, 2013 Medicare	Sep. 30, 2012 Medicare	Dec. 31, 2012 Medicare	May 24, 2011 Medicare Predecessor	Dec. 31, 2010 Medicare Predecessor	Sep. 30, 2013 Medicaid	Sep. 30, 2012 Medicaid	Dec. 31, 2011 Medicaid	Sep. 30, 2013 Medicaid	Sep. 30, 2012 Medicaid	Dec. 31, 2012 Medicaid	May 24, 2011 Medicaid Predecessor	Dec. 31, 2010 Medicaid Predecessor	Sep. 30, 2013 Commercial insurance and managed care	Sep. 30, 2012 Commercial insurance and managed care	Dec. 31, 2011 Commercial insurance and managed care	Sep. 30, 2013 Commercial insurance and managed care	Sep. 30, 2012 Commercial insurance and managed care	Dec. 31, 2012 Commercial insurance and managed care	May 24, 2011 Commercial insurance and managed care Predecessor	Dec. 31, 2010 Commercial insurance and managed care Predecessor	Sep. 30, 2013 Self-pay	Sep. 30, 2012 Self-pay	Dec. 31, 2011 Self-pay	Sep. 30, 2013 Self-pay	Sep. 30, 2012 Self-pay	Dec. 31, 2012 Self-pay	May 24, 2011 Self-pay Predecessor	Dec. 31, 2010 Self-pay Predecessor
Revenue Recognition
Fee-for-service revenue, net of contractuals	$ 1,519,731	$ 1,395,884	$ 2,783,303	$ 4,539,588	$ 3,980,835	$ 5,266,998			$ 1,837,490	$ 4,257,651		$ 231,042	$ 195,111	$ 427,627	$ 700,823	$ 577,311	$ 767,012	$ 310,314	$ 722,640	$ 51,991	$ 47,723	$ 113,345	$ 155,055	$ 141,050	$ 186,568	$ 88,220	$ 189,317	$ 590,924	$ 541,542	$ 1,148,608	$ 1,719,642	$ 1,559,170	$ 2,092,062	$ 717,857	$ 1,688,182	$ 645,774	$ 611,508	$ 1,093,723	$ 1,964,068	$ 1,703,304	$ 2,221,356	$ 721,099	$ 1,657,512
Subsidies and fees	171,477	133,256	362,736	446,673	400,226	567,634			215,821	533,183
Revenue, net of contractuals	1,691,208	1,529,140	3,146,039	4,986,261	4,381,061	5,834,632			2,053,311	4,790,834
Provision for uncompensated care	(735,320)	(708,329)	(1,260,228)	(2,242,794)	(1,952,858)	(2,534,511)			(831,521)	(1,931,512)
Net revenue	$ 955,888	$ 820,811	$ 1,885,811	$ 2,743,467	$ 2,428,203	$ 3,300,121			$ 1,221,790	$ 2,859,322
Adjustments as percentage of net revenue							1.00%	1.00%			1.00%